OBLIGATIONS COLLATERALIZED BY RECEIVABLES, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SCHEDULE OF OBLIGATIONS COLLATERALIZED BY RECEIVABLES

Obligations collateralized by receivables consist of:

	December 31,	December 31,
	2021	2020
Knight Capital July 16, 2015 arrangement	$-	$76,317
Quick Fix Capital August 17, 2015 arrangement	48,907	48,907
Power Up January 8, 2016 arrangement	14,232	14,232
Power Up April 12, 2016 arrangement	67,645	67,645
Power Up April 28, 2016 arrangement	29,696	29,696
Power Up June 2, 2016 arrangement	45,756	45,756
Total	$206,236	$282,553

Coroware, Inc. and Subsidiaries [Member]
SCHEDULE OF OBLIGATIONS COLLATERALIZED BY RECEIVABLES

Obligations collateralized by receivables consist of:

	March 31,	December 31,
	2022	2021
Quick Fix Capital August 17, 2015 arrangement	$48,907	$48,907
Power Up January 8, 2016 arrangement	14,232	14,232
Power Up April 12, 2016 arrangement	67,645	67,645
Power Up April 28, 2016 arrangement	29,696	29,696
Power Up June 2, 2016 arrangement	45,756	45,756
Total	$206,236	$206,236

SCHEDULE OF OBLIGATIONS COLLATERALIZED BY RECEIVABLES